INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS                                           June 30, 2000
(Unaudited)

ISSUER                                                  SHARES          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.4%
--------------------------------------------------------------------------------
AUSTRALIA -- 0.0%
--------------------------------------------------------------------------------
Australia & New Zealand Bank
  Banks                                                     184       $    1,410
                                                                      ----------
FINLAND -- 5.9%
--------------------------------------------------------------------------------
Nokia AB
  Communications
  Equipment                                              40,766        2,080,238
Sonera Yhtyma
  Diversified
  Telecommunication
  Services                                                5,904          269,145
                                                                      ----------
                                                                       2,349,383
                                                                      ----------
FRANCE -- 14.5%
--------------------------------------------------------------------------------
Alcatel
  Communications
  Equipment                                               6,508          426,846
AXA-UAP
  Insurance                                               1,219          192,024
Bouygues
  Construction &
  Engineering                                               565          377,584
Canal Plus
  Media                                                   1,364          229,189
Cap Gemini
  IT Consulting
  & Services                                              1,703          299,970
Carrefour Supermarche
  Food & Drug Retailing                                   7,887          539,128
Cie de St. Gobain
  Building Products                                         855          115,584
Dassault Systems
  Software                                                1,732          161,551
France Telecom
  Diversified Telecommunication
  Services                                                8,900        1,243,936
L'Oreal
  Personal Products                                         280          242,456
Stmicroelectronics
  Semiconductor
  Equipment & Products                                    9,586          604,016
Sanofi
  Pharmaceuticals                                         8,030          382,546
Total Fina
  Oil & Gas                                               3,507          537,710
Vivendi
  Multi-Utilities                                         4,924          434,602
                                                                      ----------
                                                                       5,787,142
                                                                      ----------
GERMANY--7.6%
--------------------------------------------------------------------------------
Allianz AG
  Insurance                                               2,068          742,937
Deutsche Telekom AG
  Diversified
  Telecommunication
  Services                                               20,534        1,172,308
EON AG
  Electric Utilities                                      3,945          190,198
Muenchener
  Ruckversicherungs  AG
  Insurance                                               1,457          457,639
Sap AG
  Software                                                2,412          446,040
                                                                      ----------
                                                                       3,009,122
                                                                      ----------
HONG KONG -- 1.3%
--------------------------------------------------------------------------------
Cable & Wireless
  Diversified
  Telecommunication
  Services                                               62,693          138,326
Hang Seng Bank
  Banks                                                   3,100           29,328
Hutchinson Whampoa
  Diversified Financials                                 27,500          345,712
Johnson Electric Holdings
  Electrical Equipment                                    2,000           18,985
                                                                      ----------
                                                                         532,351
                                                                      ----------
ITALY -- 4.6%
--------------------------------------------------------------------------------
Assicurazioni Generali Spa
  Insurance                                              14,918          511,296
Saipem
  Energy Equipment
  & Services                                             39,823          235,718
Seat Pagine Gialle
  Media                                                  31,740          109,694
Telecom Italia Mobile Spa
  Wireless
  Telecommunication
  Services                                               53,015          541,564
Telecom Italia Spa
  Diversified
  Telecommunication
  Services                                               30,115          414,011
                                                                      ----------
                                                                       1,812,283
                                                                      ----------

JAPAN -- 28.7%
--------------------------------------------------------------------------------
Acom Co.
  Diversified Financials                                  2,100          176,542

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)

ISSUER                                                  SHARES          VALUE
--------------------------------------------------------------------------------
Advantest
  Semiconductor
  Equipment & Products                                    1,100         $245,182
Bank of Tokyo Mitsubishi
  Banks                                                   9,000          108,657
Benesse Corp.
  Commercial Services
  & Supplies                                              1,000           69,271
Bridgestone Corp.
  Auto  Components                                        9,000          190,425
Canon Inc.
  Office Electronics                                      8,000          398,096
Central Japan Railway
  Road & Rail                                                17           96,131
Daiwa Securities Group Inc.
  Diversified Financials                                 17,000          224,306
Fanuc
  Machinery                                               1,900          193,214
Fujitsu Ltd.
  Computers
  & Peripherals                                          21,000          726,356
Furukawa Electric
  Electrical Equipment                                    9,000          187,880
Honda Motor Co. Ltd.
  Automobiles                                             2,000           68,046
Hoya Corp.
  Health Care
  Equipment & Supplies                                    2,000          179,068
Kao Corp.
  Household Products                                      5,000          152,679
Kinki Nippon Railway
  Road & Rail                                            21,000           85,104
Konami Co.
  Software                                                1,500           94,718
Kyocera Corp.
  Electronic Equipment
  & Instruments                                           1,800          305,188
Mitsubishi Electric
  Electrical Equipment                                   18,000          194,750
Murata Manufacturing Co.
  Semiconductor Equipment
  & Products                                              3,000          430,328
NEC Corp.
  Computers &
  Peripherals                                            14,000          439,376
Nikon Corp.
  Semiconductor
  Equipment & Products                                    2,000           74,078
Nintendo Co.
  Leisure Equipment
  & Products                                              1,300          226,907
Nippon Telegraph & Telephone Co.
  Diversified
  Telecommunication
  Services                                                  112        1,488,337
Nitto Denko Corp.
  Electrical Equipment                                    4,000          154,187
Nomura Securities
  Diversified Financials                                 17,000          415,767
Promise Co.
  Diversified Financials                                  1,200           94,774
Rohm Co. Ltd.
  Semiconductor
  Equipment & Products                                    1,300          379,812
SMC Corp.
  Machinery                                                 300           56,406
Sanrio Co.
  Household Durables                                      2,000           53,249
Secom Co. Ltd.
  Commercial Services
  & Supplies                                              2,000          146,082
Sharp Corp.
  Household Durables                                      9,000          159,041
Shimamura Co.
  Specialty Retail                                          500           58,386
Shinetsu Chemical Co.
  Chemicals                                               4,000          202,818
Softbank Corp.
  Internet Software
  & Services                                              3,000          407,144
Sony Corp.
  Household Durables                                      8,000          746,430
Sumitomo Bank
  Banks                                                   9,000          110,268
Sumitomo Chemical
  Chemicals                                              16,000           96,207
Taisho Pharmacy Co.
  Pharmaceuticals                                         4,000          143,254
Taiyo Yuden Co.
  Electronic Equipment
  & Instruments                                           2,000          125,159
Takeda Chemical Industry
  Pharmaceuticals                                         9,000          590,359
Takefuji Corp.
  Diversified Financials                                  1,300          156,948
Terumo Corp.
  Health Care
  Equipment & Supplies                                    3,000          101,503
Tokyo Broadcasting
  Media                                                   3,000          129,494
Tokyo Electronics
  Semiconductor
  Equipment & Products                                    2,000          273,691
Toshiba Corp.
  Computers &
  Peripherals                                            17,000          191,782

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS                                           June 30, 2000
(Unaudited)

ISSUER                                                  SHARES          VALUE
--------------------------------------------------------------------------------
Yamanouchi Pharmaceutical
  Pharmaceuticals                                         3,000      $   163,706
Yamato Transportation
  Air Freight & Couriers                                  5,000          124,169
                                                                     -----------
                                                                      11,435,275
                                                                     -----------
NETHERLANDS -- 4.1%
--------------------------------------------------------------------------------
Aegon NV
  Insurance                                               8,026          285,579
Akzo Nobel NV
  Chemicals                                               3,010          127,877
ASM Lithography
  Semiconductor
  Equipment
  & Products                                              7,335          315,263
Kon Kpn
  Diversified
  Telecommunication
  Services                                               10,234          457,743
Unilever NV
  Food Products                                           6,015          275,928
Wolters Kluwer
  Media                                                   6,579          175,239
                                                                     -----------
                                                                       1,637,629
                                                                     -----------
PORTUGAL -- 0.5%
--------------------------------------------------------------------------------
Portugal Telecom
  Diversified
  Telecommunication
  Services                                               16,682          187,293
                                                                     -----------

SINGAPORE -- 1.1%
--------------------------------------------------------------------------------
Overseas Chinese Bank
  Banks                                                  24,500          168,819
Singapore Press Holding
  Media                                                  12,000          187,609
Singapore Telecomm
  Diversified
  Telecommunication
  Services                                               65,000           95,223
                                                                     -----------
                                                                         451,651
                                                                     -----------
SPAIN -- 2.4%
--------------------------------------------------------------------------------
BBVA
  Banks                                                  23,377          349,277
Telefonica Publica*
  Media                                                  28,366          609,323
                                                                     -----------
                                                                         958,600
                                                                     -----------
SWEDEN -- 4.5%
--------------------------------------------------------------------------------
L.M. Ericsson Telefon (Series B)
  Communications
  Equipment                                              68,015        1,345,648
Securitas
  Commercial Services
  & Supplies                                             13,158          278,973
Svenska Cellulosa
  Paper & Forest
  Products                                                8,120          154,206
                                                                     -----------
                                                                       1,778,827
                                                                     -----------
SWITZERLAND -- 4.1%
--------------------------------------------------------------------------------
Givaudan AG
  Personal Products                                          35           10,653
Novartis AG
  Pharmaceuticals                                           821        1,300,474
Roche Holdings AGM
  Pharmaceuticals                                            35          340,710
                                                                     -----------
                                                                       1,651,837
                                                                     -----------
UNITED KINGDOM -- 20.1%
--------------------------------------------------------------------------------
AstraZeneca
  Pharmaceuticals                                        21,860        1,020,406
British Sky Broadcasting
  Media                                                  13,698          267,786
British Telecommunications
  Diversified
  Telecommunication
  Services                                               71,849          928,424
CRH
  Construction Materials                                  9,677          175,072
Cable & Wireless
  Diversified
  Telecommunication
  Services                                               21,868          370,260
Cadbury Schweppes
  Food Products                                          29,743          195,318
Carltun Communications
  Media                                                  24,895          320,183
Diageo Plc
  Beverages                                              35,569          319,149
Glaxo Wellcome
  Pharmaceuticals                                        26,015          758,531
Imperial Chemical
  Industries
  Chemicals                                              18,207          144,495
Kingfisher
  Multiline
  Retail                                                 15,654          142,472
Lloyds TSB Group Plc
  Banks                                                  47,503          448,511

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)

ISSUER                                                  SHARES          VALUE
--------------------------------------------------------------------------------
Logica
  IT Consulting Services                                  4,170    $      98,683
Marconi
  Communications
  Equipment                                              22,099          287,567
National Grid Co.
  Electric Utilities                                     23,093          182,048
Pearson
  Media                                                   7,010          222,743
Prudential Corp. Plc
  Insurance                                              19,268          282,215
Reuters Group
  Media                                                  16,149          275,383
Royal Bank
  Banks                                                  12,496          209,119
SmithKline Beecham Plc
  Pharmaceuticals                                        46,227          605,033
Tesco
  Food & Drug Retailing                                  62,060          192,971
Unilever Plc
  Food Products                                          17,017          102,994
Vodafone
  Wireless
  Telecommunication
  Services                                              116,257          469,676
                                                                     -----------
                                                                       8,019,039
                                                                     -----------

TOTAL INVESTMENTS
  (Identified Cost
  $34,555,582)                                             99.4%      39,611,842
OTHER ASSETS,
  LESS LIABILITIES                                          0.6          252,511
                                                          -----      -----------
NET ASSETS                                                100.0%     $39,864,353
                                                          =====      ===========

Note: The Portfolio has the following industries over 10%: Communications Equipment 10%; Diversified Telecommunication Services 17%; Pharmaceuticals 13%.

*Non-income producing

See notes to financial statements

INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2000 (Unaudited)
===============================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $34,555,582)       $39,611,842
Foreign currency, at value (Cost, $376,464)                             378,636
Cash                                                                     20,060
Receivable for investments sold                                         625,336
Dividends receivable                                                     39,526
-------------------------------------------------------------------------------
  Total assets                                                       40,675,400
-------------------------------------------------------------------------------
LIABILITIES:
Payable for securities purchased                                        766,172
Payable to affiliates--Investment Advisory fees (Note 2)                 33,644
Other liabilities                                                        11,231
-------------------------------------------------------------------------------
  Total liabilities                                                     811,047
-------------------------------------------------------------------------------
NET ASSETS                                                          $39,864,353
===============================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                            $39,864,353
===============================================================================


INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2000 (Unaudited)
===============================================================================
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $47,817)               $   190,747
-------------------------------------------------------------------------------
EXPENSES:
Investment Advisory fees (Note 2)                       $   199,941
Administrative fees (Note 3)                                  9,890
-------------------------------------------------------------------------------
  Total expenses                                            209,831
Less aggregate amount waived by the
  Administrator (Note 3)                                     (9,890)
-------------------------------------------------------------------------------
  Net expenses                                                          199,941
-------------------------------------------------------------------------------
Net investment loss                                                      (9,194)
-------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Net realized gain on investment transactions              3,623,872
Net realized gain on foreign currencies transactions         13,652
-------------------------------------------------------------------------------
  Net realized gain                                                   3,637,524
-------------------------------------------------------------------------------
Unrealized depreciation of investments                   (6,728,839)
Translation of other assets and liabilities
  denominated in foreign currencies--net                     (5,782)
-------------------------------------------------------------------------------
Total unrealized depreciation of investments                         (6,734,621)
-------------------------------------------------------------------------------
Net realized and unrealized loss on investments                      (3,097,097)
-------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(3,106,291)
===============================================================================

See notes to financial statements

INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
                                                       SIX MONTHS
                                                          ENDED      YEAR ENDED
                                                     JUNE 30, 2000  DECEMBER 31,
                                                       (Unaudited)      1999
===============================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
Net investment income (loss)                         $    (9,194)    $   70,282
Net realized gain on investments
  and foreign exchange transactions                    3,637,524      3,193,288
Unrealized appreciation (depreciation)
  of investments and foreign
  exchange transactions                               (6,734,621)     7,484,090
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (3,106,291)    10,747,660
-------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                           10,444,371      6,143,220
Value of withdrawals                                  (6,778,924)   (14,825,240)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets from
capital transactions                                   3,665,447     (8,682,020)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS:                              559,156      2,065,640
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                   39,305,197     37,239,557
--------------------------------------------------------------------------------
End of period                                        $39,864,353    $39,305,197
================================================================================


INTERNATIONAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

                         SIX MONTHS
                            ENDED             YEAR ENDED DECEMBER 31,
                        JUNE 30, 2000 ------------------------------------------
                         (Unaudited)  1999     1998    1997     1996     1995
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets,
  end of period
  (000's omitted)          $39,864  $39,305  $37,240  $33,770  $49,056  $40,114
Ratio of expenses
  to average
  net assets                 1.00%*   1.00%    1.00%    1.00%    1.11%    1.20%
Ratio of net investment
  income (loss) to
  average net assets       (0.04)%*   0.20%    0.42%    0.58%    0.65%    0.59%
Portfolio turnover             45%      68%     118%      99%     109%      51%

Note: If the Agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to
  average net assets         1.05%*   1.05%    1.05%    1.06%    1.13%      N/A
Net investment income
  (loss) to average
  net assets               (0.09)%*   0.15%    0.37%    0.52%    0.63%      N/A
================================================================================
* Annualized

See notes to financial statements

INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES International Equity Portfolio (the "Port-folio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Adviser of the Portfolio is Citibank N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The following significant accounting policies consistently followed by the Portfolio are as follows:

   A. INVESTMENT SECURITY VALUATIONS Equity securities in the portfolio are valued at the last sale price on the exchange on which they are primarily traded, or at the quoted bid price for securities in which there were no sales during the day, or for unlisted securities not reported on the NASDAQ system. Securities listed on a foreign exchange are valued at the last quoted sale price available. Short-term obligations maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time of fund valuation, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

   B. FOREIGN CURRENCY TRANSLATION The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Translation of foreign currency includes net exchange gains and losses, disposition of foreign currency and the difference between the amount of investment income, expenses and foreign taxes withheld recorded and the actual amount received or paid.

INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

   C. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

   D. ACCOUNTING FOR INVESTMENTS Securities transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

   E. U.S. FEDERAL INCOME AND OTHER TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated.Taxes are accrued and applied to net investment income and net realized gains as such income and/or gains are earned.

   F. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   G. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

2. INVESTMENT ADVISORY FEES The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $199,941 for the six months ended June 30, 2000. The investment advisory fees are computed at the annual rate of 1.00% of the Portfolio's average daily net assets.

3. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative services fees paid to the Administrator, as compensation for overall administrative services including general office facilities, is computed at an

INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

annual rate of 0.05% of the Portfolio's average daily net assets. The administrative fees amounted to $9,890, all of which was voluntarily waived for the six months ended June 30, 2000. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain officers and a Trustee of the Portfolio are officers and directors of the Administrator or its affiliates.

4. PURCHASES AND SALES OF INVESTMENTS For the six months ended June 30, 2000, purchases and sales of investment securities, other than short-term investments, aggregated $21,662,289 and $17,508,217, respectively.

5. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2000 as computed on a federal income tax basis, are as follows:


Aggregate cost                                                      $34,555,582
===============================================================================
Gross unrealized appreciation                                       $ 6,741,916
Gross unrealized depreciation                                        (1,685,656)
-------------------------------------------------------------------------------
Net unrealized appreciation                                         $ 5,056,260
================================================================================

6. EXPENSE FEES SFG has entered into an expense  agreement  with the  Portfolio.
SFG has agreed to pay all of the ordinary operating expenses (excluding interest, taxes, brokerage commissions, litigation costs or other extraordinary costs or expenses) of the Portfolio, other than fees paid under the Advisory Agreement, and Administrative Services Agreement. The Agreement may be terminated by either party upon not less than 30 days nor more than 60 days written notice.

   The Portfolio has agreed to pay SFG an expense fee, on an annual basis, accrued daily and paid monthly, provided however, that such fee shall not exceed the amount such that immediately after any such payment the aggregate expenses of the Portfolio less expenses waived by the Administrator, would on an annual basis exceed an agreed upon rate, which as of July 1, 1996 is 1.00% of the average daily net assets.

   For the period ended June 30, 2000, the Fund incurred no expense fees.

INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FINANCIAL INSTRUMENTS The Portfolio may trade financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when related and offsetting transactions are considered. No such instruments were held at June 30, 2000.

8. LINE OF CREDIT The Portfolio, along with the other Portfolios in the CitiFunds Family, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 2000, the commitment fee allocated to the Portfolio was $61. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
C. OscarMorong Jr., CHAIRMAN
Philip W. Coolidge*, PRESIDENT
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Heath B. McLendon**
E.Kirby Warren
William S. Woods Jr.***

SECRETARY
Robert Frenkel**

TREASURER
Linwood Downs*

   *AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR
  **AFFILIATED PERSON OF Investment Adviser
 ***TRUSTEE EMERITUS

INVESTMENT ADVISER
(of International Equity Portfolio)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

This report is prepared for the information of shareholders of CitiFunds International Growth Portfolio. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds International Growth Portfolio.

(C)2000 Citicorp         [Logo] Printed on recycled paper             CFS/IG/600